Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets (Textual)
Statutory reserves	$ 1,898	$ 1,898
Income tax, description	The PRC subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC subsidiaries is also restricted.
PRC subsidiaries [Member]
Restricted Net Assets (Textual)
Statutory reserves	$ 1,898	$ 1,898